Trade accounts receivables - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 6,129,481	R$ 9,132,860
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	6,132,451	6,821,539
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(121,516)	(30,300)
Country of domicile | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,655,553	1,989,455
Country of domicile | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	97,477	83,343
Foreign countries | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	4,497,967	7,090,160
Foreign countries | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets		R$ 202